Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Geographic Information
Schedule of revenues from rentals of flight equipment attributable to geographic areas

	Successor
	Period beginning February 5, 2014 and ending December 31, 2014
(Dollars in thousands)	Amount		%
Europe	$822,005		32.7%
North America/Caribbean	247,456		9.8
Latin America	158,669		6.3
Middle East/Africa	285,887		11.4
Asia/Pacific/Russia	999,162		39.8

	$2,513,179	(a)	100.0%

(a)	Includes AeroTurbine lease revenue of $43.2 million for the period beginning February 5, 2014 and ending December 31, 2014.

Schedule of revenues by country that exceeded 10% of consolidated revenues

	Successor		Predecessor

	Period beginning February 5, 2014 and ending December 31, 2014		Period beginning January 1, 2014 and ending May 13, 2014		Years Ended December 31,

					2013		2012

	Amount	%	Amount	%	Amount	%	Amount	%
(Dollars in thousands)
China	$400,346	15.9%	$244,744	16.0%	$706,748	17.0%	$743,447	17.1%
France	222,206	8.8%			411,343	9.9%	457,007	10.5%

Predecessor
Geographic Information
Schedule of revenues from rentals of flight equipment attributable to geographic areas

	Predecessor
				Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
				2013			2012
(Dollars in thousands)	Amount		%	Amount		%	Amount		%
Europe(a)	$496,440		32.5%	$1,405,342		33.7%	$1,561,565		35.9%
Asia and the Pacific	459,897		30.1	1,232,174		29.6	1,295,799		29.8
The Middle East and Africa	196,074		12.8	533,616		12.8	540,047		12.4
U.S. and Canada	123,031		8.1	384,430		9.2	389,533		9.0
Commonwealth of Independent States	134,466		8.8	326,062		7.8	287,643		6.6
Central and South America and Mexico	116,977		7.7	284,409		6.9	271,015		6.3

	$1,526,885	(b)	100.0%	$4,166,033	(b)	100.0%	$4,345,602	(b)	100.0%

(a)

Includes $305,296 (2013) and $352,363 (2012) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Predecessor revenues generated from Europe have decreased from 2012 through 2013 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, which we re-leased to airlines domiciled elsewhere.

(b)	Includes AeroTurbine lease revenue of $25,946 (period beginning January 1, 2014 and ending May 13, 2014), $72,175 (2013), and $78,922 (2012).